Interest and Finance Costs	6 Months Ended
Jun. 30, 2015
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12. Interest and Finance Costs:
The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:
	Six-month period ended June 30,
	2014	2015
Interest on long-term debt, including amortization of financing costs	$139,241	$149,804
Capitalized borrowing costs	(18,037)	(14,378)
Premium on 9.5% Senior Unsecured Notes (Note 8)	26,546	-
Discount on receivable from drilling contract	-	5,419
Commissions, commitment fees and other financial expenses	2,733	1,142
Total	$150,483	$141,987